Segment and corporate information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Segment and corporate information
Number of operating segments | segment	2
Number of reportable segments | segment	2
Revenue from contracts with customers	€ 18,145,918	€ 18,442,806	€ 16,799,713
Revenue from insurance contracts	1,227,140	851,584	700,520
Revenue from lease contracts	80,559	103,627	118,452
Revenue	19,453,617	19,398,017	17,618,685
Operating income (loss)	1,369,438	1,511,755	1,852,290
Interest	(336,423)	(292,476)	(280,429)
Income before income taxes	1,033,015	1,219,279	1,571,861
Depreciation and amortization	(1,612,737)	(1,718,802)	(1,585,367)
Impairment loss	(139,234)	(119,561)	(38,309)
Income (loss) from equity method investees	121,785	66,559	92,175
Total assets	33,929,808	35,754,114	34,366,558
thereof investment in equity method investees	642,928	773,724	786,905
Additions of property, plant and equipment, intangible assets and right-of-use assets	1,316,738	1,318,421	1,556,864
Health care services
Segment and corporate information
Revenue from contracts with customers	14,166,796	14,566,485	13,175,762
Revenue from insurance contracts	1,227,140	851,584	700,520
Revenue	15,393,936	15,418,069	13,876,282
Health care products
Segment and corporate information
Revenue from contracts with customers	3,979,122	3,876,321	3,623,951
Revenue from lease contracts	80,559	103,627	118,452
Revenue	4,059,681	3,979,948	3,742,403
Total Segment
Segment and corporate information
Revenue from contracts with customers	18,145,918	18,442,806	16,799,713
Revenue from insurance contracts	1,227,140	851,584	700,520
Revenue from lease contracts	80,559	103,627	118,452
Revenue	19,453,617	19,398,017	17,618,685
Total Segment | Health care services
Segment and corporate information
Revenue from contracts with customers	14,166,796	14,566,485	13,175,762
Total Segment | Health care products
Segment and corporate information
Revenue from contracts with customers	3,979,122	3,876,321	3,623,951
Care Delivery
Segment and corporate information
Revenue from contracts with customers	14,350,817	14,741,388	13,330,681
Revenue from insurance contracts	1,227,140	851,584	700,520
Revenue	15,577,957	15,592,972	14,031,201
Care Delivery | Health care services
Segment and corporate information
Revenue from contracts with customers	14,166,796	14,566,485	13,175,762
Care Delivery | Health care products
Segment and corporate information
Revenue from contracts with customers	184,021	174,903	154,919
Care Enablement
Segment and corporate information
Revenue from contracts with customers	3,795,101	3,701,418	3,469,032
Revenue from lease contracts	80,559	103,627	118,452
Revenue	3,875,660	3,805,045	3,587,484
Care Enablement | Health care products
Segment and corporate information
Revenue from contracts with customers	3,795,101	3,701,418	3,469,032
Operating Segments | Total Segment
Segment and corporate information
Revenue	20,923,385	20,946,108	19,116,956
Operating income (loss)	1,449,291	1,656,487	1,957,835
Depreciation and amortization	(1,583,122)	(1,676,829)	(1,545,136)
Impairment loss	(139,117)	(116,390)	(36,047)
Income (loss) from equity method investees	121,785	66,256	92,175
Total assets	55,106,091	54,664,959	52,025,042
thereof investment in equity method investees	642,928	773,724	786,905
Additions of property, plant and equipment, intangible assets and right-of-use assets	1,304,903	1,285,523	1,525,139
Operating Segments | Care Delivery
Segment and corporate information
Revenue	15,577,957	15,592,972	14,031,201
Operating income (loss)	1,515,812	1,686,296	1,642,874
Depreciation and amortization	(1,125,625)	(1,215,032)	(1,129,982)
Impairment loss	(89,963)	(85,009)	(33,889)
Income (loss) from equity method investees	115,354	72,809	90,126
Total assets	41,713,669	40,550,380	38,963,871
thereof investment in equity method investees	642,928	440,924	460,018
Additions of property, plant and equipment, intangible assets and right-of-use assets	776,134	810,028	1,097,429
Operating Segments | Care Enablement
Segment and corporate information
Revenue	5,345,428	5,353,136	5,085,755
Operating income (loss)	(66,521)	(29,809)	314,961
Depreciation and amortization	(457,497)	(461,797)	(415,154)
Impairment loss	(49,154)	(31,381)	(2,158)
Income (loss) from equity method investees	6,431	(6,553)	2,049
Total assets	13,392,422	14,114,579	13,061,171
thereof investment in equity method investees		332,800	326,887
Additions of property, plant and equipment, intangible assets and right-of-use assets	528,769	475,495	427,710
Operating Segments | Corporate
Segment and corporate information
Operating income (loss)	(67,148)	(144,913)	(112,698)
Depreciation and amortization	(70,694)	(56,716)	(53,326)
Impairment loss	(117)	(3,171)	(2,262)
Income (loss) from equity method investees		303
Total assets	9,959,710	8,436,587	8,223,849
Additions of property, plant and equipment, intangible assets and right-of-use assets	42,953	52,490	53,959
Inter-segment
Segment and corporate information
Revenue	(1,469,768)	(1,548,091)	(1,498,271)
Operating income (loss)	(12,705)	181	7,153
Depreciation and amortization	41,079	14,743	13,095
Total assets	(31,135,993)	(27,347,432)	(25,882,333)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(31,118)	(19,592)	(22,234)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(1,469,768)	(1,548,091)	(1,498,271)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (1,469,768)	€ (1,548,091)	€ (1,498,271)